Award Timing Disclosure	12 Months Ended
	Apr. 30, 2026	Apr. 23, 2026 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not have a program, plan, or practice of timing equity award grants in conjunction with the release of material nonpublic information (or vice versa).
James W. Peters [Member]
Awards Close in Time to MNPI Disclosures
Name		James W. Peters
Underlying Securities		8,992
Exercise Price | $ / shares		$ 28.4
Fair Value as of Grant Date		$ 7.34
Underlying Security Market Price Change		(9.86)